Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives

The Company depreciates its property and equipment for financial reporting purposes using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Building	40 years
Building improvements	15 years
Machinery & equipment	5 years

The Company depreciates its property and equipment for financial reporting purposes using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Building	40 years
Building improvements	15 years
Machinery & equipment	5 years

Schedule of Potentially Dilutive Common Stock Equivalents

The following table presents potentially dilutive common stock equivalents that have been excluded from the calculation of dilutive loss per share for the three and nine months ended September 30, 2024 as their inclusion would be anti-dilutive:

September 30, 2024
Holdback Shares	4,000
Warrants – Public	123,500
Warrants – Private	108,100
Warrants – Series A	433,514
Warrants – Series B	7,711
Warrants – Series C	488,699
Warrants – Series D	244,349
Stock-based compensation – equity awards	6,000
Arbor Lake Strategic Cooperation Consulting Agreement	40,000
HBC Earnout Shares	450,000
Total common stock equivalents excluded from dilutive loss per share	1,905,873

The following table presents potentially dilutive common stock equivalents that have been excluded from the calculation of dilutive loss per share for the three months ended September 30, 2025 as their inclusion would be anti-dilutive:

September 30, 2025
Holdback Shares	4,000
Warrants – Public	123,500
Warrants – Private	108,100
Warrants – Series A	652,857
Warrants – Series C	2,461,538
Warrants – Series D	244,349
Stock-based compensation – equity awards	38,000
Stock-based compensation – warrants	12,000
Arbor Lake Strategic Cooperation Consulting Agreement	40,000
HBC Earnout Shares	450,000
Total common stock equivalents excluded from dilutive loss per share	4,134,344

The following table presents potentially dilutive common stock equivalents that have been included in the calculation of dilutive income per share for the nine months ended September 30, 2025, as their inclusion would be dilutive.

September 30, 2025
Warrants – Series A	414,909
Warrants – Series C	1,519,476
Stock-based compensation – equity awards	37,417
Total common stock equivalents included in dilutive income per share	1,971,802

The following table presents potentially dilutive common stock equivalents that have been excluded from the calculation of dilutive loss per share as their inclusion would be anti-dilutive at December 31, 2024 after giving effect to the Reverse Stock Split was as follows.

HBC Holdback Shares	4,000
Warrants – Public	123,500
Warrants – Private	108,100
Warrants – Series A	167,976
Warrants – Series C	488,698
Warrants – Series D	244,349
Stock-based compensation – equity awards	6,000
Arbor Lake Strategic Cooperation Consulting Agreement	40,000
HBC Earnout Shares	450,000
Total common stock equivalents excluded from dilutive loss per share	1,632,623

Schedule of Other Current Assets	The composition of other current assets was:
	September 30, 2025	December 31, 2024
Directors & officers insurance	253,887	—
Total other assets	253,887	—